Loans and Related Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 2,864	$ 8,582	$ 3,523
Financial effects of modifications [Abstract]
Charge-offs	$ 77	$ 268	$ 138
Weighted average interest rate reduction	10.84%	9.73%	8.33%
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, troubled debt restructuring	$ 10,200	$ 14,500
Loans and leases receivable, impaired, commitment to lend	431	489
Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,212	3,772	$ 1,892
Financial effects of modifications [Abstract]
Charge-offs	$ 20	$ 167	$ 104
Weighted average interest rate reduction	1.11%	0.90%	0.49%
Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 890	$ 3,042	$ 1,389
Financial effects of modifications [Abstract]
Charge-offs	$ 20	$ 162	$ 104
Weighted average interest rate reduction	0.81%	0.74%	0.40%
Real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 312	$ 711	$ 455
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 5	$ 0
Weighted average interest rate reduction	1.28%	1.00%	0.69%
Real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 3	$ 18	$ 46
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	4.29%	1.00%
Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 7	$ 1	$ 2
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,652	$ 4,810	$ 1,631
Loan restructuring, trial modifications, amount	(3)	3	13
Financial effects of modifications [Abstract]
Charge-offs	$ 57	$ 101	$ 34
Weighted average interest rate reduction	12.01%	11.80%	10.19%
Residential mortgage - first lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,343	$ 4,170	$ 991
Financial effects of modifications [Abstract]
Charge-offs	$ 2	$ 4	$ 2
Weighted average interest rate reduction	1.60%	1.76%	2.04%
Residential mortgage - junior lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 51	$ 132	$ 124
Financial effects of modifications [Abstract]
Charge-offs	$ 1	$ 3	$ 3
Weighted average interest rate reduction	2.64%	2.45%	2.35%
Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 106	$ 272	$ 376
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	19.12%	14.12%	12.91%
Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 136	$ 176	$ 68
Financial effects of modifications [Abstract]
Charge-offs	$ 54	$ 93	$ 29
Weighted average interest rate reduction	3.82%	4.65%	4.86%
Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 19	$ 57	$ 59
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 1	$ 0
Weighted average interest rate reduction	11.83%	8.28%	8.07%
Primary modification type, Principal forgiveness [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 44	$ 38	$ 35
Primary modification type, Principal forgiveness [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	43	34	26
Primary modification type, Principal forgiveness [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2	24	13
Primary modification type, Principal forgiveness [Member] | Real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	41	0	0
Primary modification type, Principal forgiveness [Member] | Real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	10	13
Primary modification type, Principal forgiveness [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal forgiveness [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	4	9
Loan restructuring, trial modifications, amount	0	0	0
Primary modification type, Principal forgiveness [Member] | Residential mortgage - first lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal forgiveness [Member] | Residential mortgage - junior lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal forgiveness [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal forgiveness [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	4	8
Primary modification type, Principal forgiveness [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	1
Primary modification type, Interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	222	408	615
Primary modification type, Interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	82	129
Primary modification type, Interest rate reduction [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	9	47	90
Primary modification type, Interest rate reduction [Member] | Real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	15	34	38
Primary modification type, Interest rate reduction [Member] | Real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	1	1
Primary modification type, Interest rate reduction [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	198	326	486
Loan restructuring, trial modifications, amount	0	0	0
Primary modification type, Interest rate reduction [Member] | Residential mortgage - first lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	57	14	13
Primary modification type, Interest rate reduction [Member] | Residential mortgage - junior lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	13	11	37
Primary modification type, Interest rate reduction [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	106	272	376
Primary modification type, Interest rate reduction [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	4	6	9
Primary modification type, Interest rate reduction [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	18	23	51
Primary modification type, Other concessions [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2,598	8,136	2,873
Primary modification type, Other concessions [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,145	3,656	1,737
Primary modification type, Other concessions [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	879	2,971	1,286
Primary modification type, Other concessions [Member] | Real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	256	677	417
Primary modification type, Other concessions [Member] | Real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	3	7	32
Primary modification type, Other concessions [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	7	1	2
Primary modification type, Other concessions [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,453	4,480	1,136
Loan restructuring, trial modifications, amount	(3)	3	13
Primary modification type, Other concessions [Member] | Residential mortgage - first lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,286	4,156	978
Primary modification type, Other concessions [Member] | Residential mortgage - junior lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	38	121	87
Primary modification type, Other concessions [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Other concessions [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	131	166	51
Primary modification type, Other concessions [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	34	7
Trial modifications [Member] | Total Consumer [Member]
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Financial effects of modification, Recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 221	$ 435	$ 673
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	23	83	129
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	9	48	90
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	14	34	38
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	1	1
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	198	352	544
Loan restructuring, trial modifications, amount	0	0	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Residential mortgage - first lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	57	39	68
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Residential mortgage - junior lien [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	13	12	39
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	106	272	376
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	4	6	9
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	18	23	52
Loans remodified [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 737	$ 1,500	$ 1,100